Convertible Debentures (Details Narrative)				9 Months Ended		12 Months Ended
	May 10, 2019 USD ($) $ / shares	May 10, 2019 CAD ($)	Mar. 21, 2019 CAD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 10, 2020 $ / shares	May 10, 2020 $ / shares	May 02, 2020 $ / shares	May 02, 2020 $ / shares	May 10, 2019 CAD ($) $ / shares	Mar. 21, 2019 USD ($)	Mar. 21, 2019 CAD ($) $ / shares
Gross proceeds from issuance of shares | $					$ 7,940,076	$ 7,939,528	$ 1,721,339
Gross proceeds from convertible debt | $					$ 372,634	372,634
Debt outstanding | $
Convertible Debentures [Member]
Convertible debenture | $	$ 372,634
Shares issued price per share	$ 3.56
Debt conversion amount | $	$ 105,263
Convertible Debentures One [Member]
Shares issued price per share	$ 3.56
Debt conversion amount | $	$ 1,453
Reverse Split [Member]
Shares issued price per share								$ 3.42		$ 3.37
Gross proceeds from issuance of shares | $							$ 1,688,225
Reverse Split [Member] | Convertible Debentures [Member]
Shares issued price per share	$ 0.75
Debt conversion amount | $	$ 500,000
Reverse Split [Member] | Convertible Debentures One [Member]
Shares issued price per share	$ 0.75
Debt conversion amount | $	$ 6,904
CAD [Member]
Debt conversion price per share														$ 9.50
CAD [Member] | Maximum [Member]
Gross proceeds from convertible debt | $		$ 5,000,000
CAD [Member] | Convertible Debentures [Member]
Convertible debenture | $												$ 500,000
Shares issued price per share												$ 4.75
CAD [Member] | Convertible Debentures One [Member]
Shares issued price per share												4.75
CAD [Member] | Reverse Split [Member]
Shares issued price per share									$ 4.75		$ 4.75
Debt conversion price per share														$ 2.00
CAD [Member] | Reverse Split [Member] | Convertible Debentures [Member]
Shares issued price per share												1.00
CAD [Member] | Reverse Split [Member] | Convertible Debentures One [Member]
Shares issued price per share												$ 1.00
Private Placement [Member]
Unsecured subordinated convertible | $													$ 374,083
Debt interest rate													12.00%	12.00%
Debt maturity date			Mar. 21, 2024
Preferred stock description			Additionally, the principal amount of the debenture along with any accrued but unpaid interest will automatically convert into units upon the earlier of (i) the Company issuing Equity Securities in a transaction or series of related transactions resulting in aggregate gross proceeds of at least CAD $5,000,000; (ii) the occurrence of a Liquidity Event; or (iii) at the Maturity Date i.e. March 21, 2024.
Private Placement [Member] | CAD [Member]
Unsecured subordinated convertible | $														$ 500,000
Convertible debenture | $														$ 1,000
Shares issued price per share														$ 4.75
Private Placement [Member] | CAD [Member] | Minimum [Member]
Gross proceeds from issuance of shares | $			$ 5,000,000
Private Placement [Member] | CAD [Member] | Convertible Debentures [Member]
Debt conversion price per share														4.75
Private Placement [Member] | CAD [Member] | Reverse Split [Member]
Shares issued price per share														1.00
Private Placement [Member] | CAD [Member] | Reverse Split [Member] | Convertible Debentures [Member]
Debt conversion price per share														$ 1.00